Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 21, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	$ 11,980		$ 0
Assets held for sale, carrying value of vessel	11,044
Value of assets onboard	936
Vessel agreed sale price		$ 15,900
Liabilities associated with assets held for sale	$ 16,930